Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Common Stocks (94.4%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (5.6%)
Autohome, Inc., ADR	Cayman Islands	81,705	7,620
Tencent Holdings, Ltd.	Cayman Islands	560,500	43,980
Yandex NV *	Netherlands	78,220	5,011

Total			56,611

Consumer Discretionary (19.9%)
Alibaba Group Holding, Ltd. *	Cayman Islands	1,880,100	53,205
Allegro.eu SA *	Luxembourg	353,761	4,975
China Tourism Group Duty Free Corp., Ltd. - Class A	China	300,597	14,036
Li Ning Co., Ltd.	Cayman Islands	1,251,500	8,130
Meituan Dianping - Class B *	Cayman Islands	508,300	19,498
MercadoLibre, Inc. *	United States	7,010	10,320
Midea Group Co., Ltd. - Class A	China	961,267	12,059
Naspers, Ltd. - Class N	South Africa	137,632	32,932
New Oriental Education & Technology Group, Inc., ADR *	Cayman Islands	563,240	7,885
Prosus NV *	Netherlands	72,106	8,016
Sands China, Ltd. *	Cayman Islands	2,892,400	14,454
Shenzhou International Group Holdings, Ltd.	Cayman Islands	702,100	14,549

Total			200,059

Consumer Staples (5.2%)
Budweiser Brewing Co. APAC, Ltd.	Cayman Islands	3,062,400	9,139
Fomento Economico Mexicano SAB de CV, ADR	Mexico	158,900	11,970
Hindustan Unilever, Ltd.	India	283,719	9,391
ITC, Ltd.	India	3,534,357	10,528
Kweichow Moutai Co., Ltd. - Class A	China	35,780	10,966

Total			51,994

Energy (2.9%)
LUKOIL PJSC, ADR	Russia	151,355	12,232
Novatek PJSC	Russia	853,998	16,834

Total			29,066

Financials (18.3%)
AIA Group, Ltd.	Hong Kong	1,238,200	15,019
Banco Bradesco SA, ADR	Brazil	3,163,564	14,869
Bank Central Asia Tbk PT	Indonesia	5,457,100	11,675
Bank of the Philippine Islands	Philippines	2,680,376	4,500
China Merchants Bank Co., Ltd. - Class H	China	2,182,000	16,658
Grupo Financiero Banorte SAB de CV *	Mexico	2,409,150	13,584

Common Stocks (94.4%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	234,492	13,797
Housing Development Finance Corp., Ltd.	India	831,884	28,491
Kotak Mahindra Bank, Ltd. *	India	594,593	14,276
Ping An Insurance Group Co. of China, Ltd. - Class H	China	1,544,500	18,387
PT Bank Rakyat Indonesia Persero Tbk *	Indonesia	32,733,800	9,916
Sberbank of Russia PJSC	Russia	2,992,876	11,519
SBI Life Insurance Co., Ltd. *	India	972,100	11,682

Total			184,373

Health Care (2.3%)
Hangzhou Tigermed Consulting Co., Ltd. - Class A	China	198,999	4,557
Hangzhou Tigermed Consulting Co., Ltd. - Class H *	China	92,100	1,821
Wuxi Biologics Cayman, Inc. *	Cayman Islands	1,327,500	16,623

Total			23,001

Industrials (5.0%)
China Conch Venture Holdings, Ltd.	Cayman Islands	1,330,000	6,253
Grupo Aeroportuario del Sureste SAB de CV - Class B *	Mexico	386,616	6,866
NARI Technology Co., Ltd. - Class A	China	2,715,513	12,900
Shanghai International Airport Co., Ltd. - Class A	China	919,281	8,120
Sungrow Power Supply Co., Ltd. - Class A	China	395,397	4,330
WEG SA	Brazil	540,633	7,162
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H	China	2,534,600	4,760

Total			50,391

Information Technology (21.8%)
ASML Holding NV	Netherlands	25,505	15,463
Hon Hai Precision Industry Co., Ltd.	Taiwan	1,546,000	6,719
LONGi Green Energy Technology Co., Ltd. - Class A	China	1,614,806	21,679
Samsung Electronics Co., Ltd.	South Korea	655,892	47,175
Samsung SDI Co., Ltd.	South Korea	25,952	15,134

Emerging Markets Equity Portfolio

Common Stocks (94.4%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology continued
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,444,290	91,431
Tata Consultancy Services, Ltd.	India	503,165	21,852

Total			219,453

Materials (9.6%)
Anglo American Platinum, Ltd.	South Africa	70,880	10,335
Grupo Mexico SAB de CV	Mexico	1,791,990	9,446
LG Chem, Ltd.	South Korea	28,823	20,501
Mondi PLC	United Kingdom	430,600	11,066
UltraTech Cement, Ltd.	India	169,489	15,587
Vale SA, ADR	Brazil	1,449,070	25,185
Yunnan Energy New Material Co., Ltd. - Class A	China	253,395	4,327

Total			96,447

Real Estate (2.7%)
Ayala Land, Inc.	Philippines	13,101,520	9,272
China Resources Land, Ltd.	Cayman Islands	3,640,000	17,629

Total			26,901

Common Stocks (94.4%)	Country	Shares/ Par +	Value $ (000’s)
Utilities (1.1%)
China Resources Gas Group, Ltd.	Bermuda	1,916,000	10,622

Total			10,622

Total Common Stocks (Cost: $656,891)			948,918

Preferred Stocks (4.3%)
Information Technology (4.3%)
Samsung Electronics Co., Ltd.	South Korea	663,434	42,793

Total			42,793

Total Preferred Stocks (Cost: $23,100)			42,793

Short-Term Investments
(1.6%)
Money Market Funds (1.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040%#	United States	15,624,894	15,625

Total			15,625

Total Short-Term Investments (Cost: $15,625)			15,625

Total Investments (100.3%) (Cost: $695,616)@			1,007,336

Other Assets, Less Liabilities (-0.3%)			(2,089)

Net Assets (100.0%)			1,005,247

Investments Percentage by Country is based on Net Assets:
Cayman Islands	21.8%
China	13.3%
South Korea	12.5%
India	11.2%
Taiwan	9.8%
Other	31.7%

Total	100.3%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2021.
@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $695,616 and the net unrealized appreciation of investments based on that cost was $311,720 which is comprised of $342,165 aggregate gross unrealized appreciation and $30,445 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Emerging Markets Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$ 42,793	$—	$—
Common Stocks	948,918	—	—
Short-Term Investments	15,625	—	—

Total Assets:	$ 1,007,336	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand